Inventories (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Satellite equipment for sale under construction	$ 4,294,987	$ 3,038,564	$ 895,014
Supplies	5,256	5,230	5,273
Gross	4,300,243	3,043,794	900,287
Allowance for inventory loss	(5,256)	(5,230)	(5,273)
Net	$ 4,294,987	$ 3,038,564	$ 895,014